Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Prepayments to vendors	12,408	16,110
Deposits	7,786	5,286
Receivables from third-party online payment platform	5,652	2,612
Deductible VAT	2,946	2,399
Staff advances	495	393
Others	4,317	3,591
Total	33,604	30,391